Group Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 $ / shares
Disclosure of transactions between related parties [line items]
Insurance Premium Used For Settlement Of Damages | €	€ 1,580,000	€ 432,000
Par value per share | $ / shares				$ 5.32
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	921,053
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	3,759,399
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	751,880
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	375,940
Class A Common Share [Member] | Anangu Grup, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	375,940
Infisol Shares [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	3,000
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management | €	€ 0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense | €	0	0	€ 0
Key management personnel pension or life insurance obligations | €	€ 0	€ 0